Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Feb. 16, 2024 shares	Mar. 23, 2023 shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 SGD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts for accounts receivable			$ 115,137			$ 60,360		$ 90,247
Legal fees											$ 676,321	$ 504,567
Expected dividend yield			0.00%	0.00%
Contract liabilities (in Dollars) | $
Advertising expense			$ 280,504	$ 219,866	$ 687,191
Research and development, net			449,840	350,689
Selling and marketing expenses			583,746	$ 456,994	988,872
Government grant			$ 84,393		$ 45,418			$ 66,149
Diluted (in Shares)			25,660,978	25,660,978	23,262,574
Basic (in Shares)			25,660,978	25,660,978	21,864,942	23,590,308
Software and Software Development Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			5 years					5 years
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			1					1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation			0.7838					0.7838
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)		2,800,000
Public offering deferred costs			$ 0				$ 114,794			$ 87,012
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)			2,070,670	2,070,670		4,368,924
Ordinary Shares [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)	3,555,555